The Investment Company of America®
Investment portfolio
September 30, 2020
unaudited
Common stocks 94.15% Energy 3.34%	Shares	Value (000)
Baker Hughes Co., Class A1	42,618,692	$566,402
BP PLC[2]	25,212,086	73,201
Canadian Natural Resources, Ltd. (CAD denominated)	10,320,171	165,396
Chevron Corp.	4,257,387	306,532
Concho Resources Inc.	6,541,258	288,600
ConocoPhillips	1,705,180	55,998
Diamondback Energy, Inc.[1]	3,736,175	112,534
EOG Resources, Inc.	21,503,532	772,837
Exxon Mobil Corp.	7,924,240	272,039
Pioneer Natural Resources Company	850,935	73,172
Royal Dutch Shell PLC, Class B2	4,879,033	59,022
Schlumberger Ltd.	3,919,156	60,982
TC Energy Corp. (CAD denominated)	7,116,125	298,743
Total SE2	3,821,495	131,203
Williams Companies, Inc.	3,397,848	66,768
		3,303,429
Materials 4.13%
BHP Group PLC[2]	20,568,725	438,501
Celanese Corp.	1,377,551	148,018
Dow Inc.	8,968,519	421,969
Freeport-McMoRan Inc.	18,767,837	293,529
International Flavors & Fragrances Inc.[1]	2,687,898	329,133
Linde PLC	6,138,148	1,461,677
LyondellBasell Industries NV	2,042,964	144,009
PPG Industries, Inc.	380,741	46,481
Rio Tinto PLC[2]	9,886,044	596,505
Sherwin-Williams Company	67,790	47,232
Vale SA, ordinary nominative (ADR)	15,752,294	166,659
		4,093,713
Industrials 7.79%
Carrier Global Corp.	29,733,704	908,067
Caterpillar Inc.	469,822	70,074
CSX Corp.	9,622,923	747,412
Cummins Inc.	449,385	94,892
Fortive Corp.	472,870	36,037
General Dynamics Corp.	5,309,733	735,026
General Electric Co.	35,392,000	220,492
Honeywell International Inc.	234,766	38,645
Illinois Tool Works Inc.	3,384,760	653,970
L3Harris Technologies, Inc.	4,114,109	698,740
Lockheed Martin Corp.	887,032	339,982
Norfolk Southern Corp.	435,767	93,250
Northrop Grumman Corp.	1,526,651	481,643
Otis Worldwide Corp.	2,972,339	185,533
Raytheon Technologies Corp.	18,137,091	1,043,608
The Investment Company of America — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC[2]	3,180,834	$70,408
Rolls-Royce Holdings PLC[2,3]	46,361,271	76,927
Safran SA2,3	945,148	93,006
Stanley Black & Decker, Inc.	3,559,760	577,393
Union Pacific Corp.	412,568	81,222
United Parcel Service, Inc., Class B	1,228,918	204,775
Waste Connections, Inc.	358,386	37,201
Waste Management, Inc.	1,955,495	221,303
		7,709,606
Consumer discretionary 10.35%
Amazon.com, Inc.[3]	1,215,422	3,827,036
Aptiv PLC	1,505,939	138,064
Booking Holdings Inc.[3]	6,492	11,106
EssilorLuxottica[2,3]	911,093	123,895
General Motors Company	25,701,124	760,496
Hasbro, Inc.	6,381,945	527,915
Hilton Worldwide Holdings Inc.	2,320,824	198,013
Home Depot, Inc.	9,019,338	2,504,760
Kering SA2	196,889	130,810
Las Vegas Sands Corp.	712,754	33,257
Lowe’s Companies, Inc.	1,493,277	247,675
Marriott International, Inc., Class A	840,513	77,815
McDonald’s Corp.	2,782,029	610,628
NIKE, Inc., Class B	1,653,647	207,599
Royal Caribbean Cruises Ltd.[1]	6,013,491	389,253
Sony Corp.[2]	2,850,300	218,005
Target Corp.	991,717	156,116
TJX Companies, Inc.	1,651,739	91,919
		10,254,362
Consumer staples 7.96%
Altria Group, Inc.	15,341,511	592,796
British American Tobacco PLC[2]	18,669,946	671,053
British American Tobacco PLC (ADR)[1]	3,989,561	144,223
Constellation Brands, Inc., Class A	2,809,144	532,361
Costco Wholesale Corp.	127,924	45,413
Estée Lauder Companies Inc., Class A	160,280	34,981
General Mills, Inc.	1,561,263	96,299
Keurig Dr Pepper Inc.	28,840,836	796,007
Kraft Heinz Company	734,095	21,986
Lamb Weston Holdings, Inc.[4]	11,666,657	773,149
Mondelez International, Inc.	2,298,136	132,028
Nestlé SA2	8,137,524	965,428
PepsiCo, Inc.	3,811,845	528,322
Pernod Ricard SA2	471,035	75,173
Philip Morris International Inc.	24,765,998	1,857,202
Procter & Gamble Company	1,370,938	190,547
Reckitt Benckiser Group PLC[2]	2,938,959	286,528
Walmart Inc.	998,633	139,719
		7,883,215
The Investment Company of America — Page 2 of 9

unaudited
Common stocks (continued) Health care 15.75%	Shares	Value (000)
Abbott Laboratories	29,382,839	$3,197,734
AbbVie Inc.[1]	5,759,075	504,437
AmerisourceBergen Corp.	367,397	35,608
Amgen Inc.	6,453,211	1,640,148
Anthem, Inc.	276,954	74,387
AstraZeneca PLC[2]	3,097,490	337,134
Baxter International Inc.	997,719	80,237
Centene Corp.[3]	731,411	42,663
Chugai Pharmaceutical Co., Ltd.[2]	3,173,100	142,390
Cigna Corp.[1]	557,294	94,411
Daiichi Sankyo Company, Ltd.[2]	33,733,200	1,036,571
Danaher Corp.	860,470	185,285
Edwards Lifesciences Corp.[3]	1,680,056	134,102
Eli Lilly and Company	2,134,831	315,998
Gilead Sciences, Inc.	23,444,159	1,481,436
GlaxoSmithKline PLC[2]	26,830,265	502,582
Humana Inc.	490,282	202,923
Johnson & Johnson	597,311	88,928
Medtronic PLC	2,870,693	298,322
Merck & Co., Inc.	11,896,644	986,827
Novartis AG2	2,424,587	210,700
Roche Holding AG, nonvoting, non-registered shares[2]	581,760	199,036
Royalty Pharma PLC, Class A	5,565,254	234,130
Seattle Genetics, Inc.[3]	571,335	111,805
Stryker Corp.	404,794	84,347
Teva Pharmaceutical Industries Ltd. (ADR)[3]	22,781,732	205,263
Thermo Fisher Scientific Inc.	2,477,926	1,094,054
UnitedHealth Group Inc.	5,033,378	1,569,256
Zimmer Biomet Holdings, Inc.	478,046	65,081
Zoetis Inc., Class A	2,696,309	445,889
		15,601,684
Financials 5.11%
AIA Group Ltd.[2]	29,880,800	294,361
American International Group, Inc.	13,847,890	381,232
Aon PLC, Class A	1,201,233	247,814
Arthur J. Gallagher & Co.	1,932,338	204,016
Bank of America Corp.	1,355,445	32,653
Bank of Montreal	1,173,300	68,589
BlackRock, Inc.	1,316,330	741,818
Chubb Ltd.	2,678,312	311,006
Citigroup Inc.	7,848,453	338,347
Citizens Financial Group, Inc.	1,911,117	48,313
CME Group Inc., Class A	821,789	137,494
Discover Financial Services	2,798,715	161,710
Great-West Lifeco Inc. (CAD denominated)	9,980,768	195,036
JPMorgan Chase & Co.	7,846,127	755,347
KeyCorp	1,280,241	15,273
Marsh & McLennan Companies, Inc.	474,291	54,401
PNC Financial Services Group, Inc.	467,892	51,426
S&P Global Inc.	1,702,500	613,921
The Blackstone Group Inc., Class A	616,456	32,179
The Investment Company of America — Page 3 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Travelers Companies, Inc.	2,205,900	$238,656
Truist Financial Corp.	3,653,933	139,032
		5,062,624
Information technology 20.55%
Accenture PLC, Class A	2,496,375	564,156
Adobe Inc.[3]	876,606	429,914
Amphenol Corp., Class A	5,344,753	578,676
Analog Devices, Inc.	324,556	37,889
Apple Inc.	19,351,117	2,241,053
Applied Materials, Inc.	907,058	53,925
ASML Holding NV2	1,994,785	735,546
Autodesk, Inc.[3]	513,402	118,601
Broadcom Inc.	14,380,914	5,239,255
Fidelity National Information Services, Inc.	1,238,472	182,315
GoDaddy Inc., Class A3	466,562	35,445
Intel Corp.	10,636,766	550,772
Intuit Inc.	273,269	89,143
Mastercard Inc., Class A	2,343,449	792,484
Microsoft Corp.	33,295,332	7,003,007
NetApp, Inc.	2,548,476	111,725
Paychex, Inc.	211,011	16,832
QUALCOMM Inc.	557,490	65,605
Samsung Electronics Co., Ltd.[2]	6,000,000	302,314
ServiceNow, Inc.[3]	1,316,014	638,267
SS&C Technologies Holdings, Inc.	2,419,886	146,452
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	2,483,000	37,291
Texas Instruments Inc.	266,608	38,069
Visa Inc., Class A	1,167,791	233,523
Western Union Company	5,409,943	115,935
		20,358,194
Communication services 13.35%
Activision Blizzard, Inc.	1,343,470	108,754
Alphabet Inc., Class A3	1,171,250	1,716,584
Alphabet Inc., Class C3	717,898	1,055,023
Charter Communications, Inc., Class A3	749,814	468,139
Comcast Corp., Class A	61,948,436	2,865,735
Facebook, Inc., Class A3	17,290,155	4,528,291
Netflix, Inc.[3]	4,836,717	2,418,503
Vodafone Group PLC[2]	47,782,430	63,392
		13,224,421
Utilities 2.88%
AES Corp.	7,338,558	132,901
American Electric Power Company, Inc.	1,984,831	162,220
CMS Energy Corp.	3,575,142	219,550
Consolidated Edison, Inc.	1,248,292	97,117
Dominion Energy, Inc.	7,087,316	559,402
Edison International	5,353,043	272,149
Enel SpA[2]	10,347,399	89,848
Exelon Corp.	6,645,453	237,642
NextEra Energy, Inc.	1,041,455	289,066
PG&E Corp.[3]	30,382,888	285,295
Public Service Enterprise Group Inc.	558,297	30,656
The Investment Company of America — Page 4 of 9

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Sempra Energy	3,055,782	$361,682
Xcel Energy Inc.	1,708,761	117,922
		2,855,450
Real estate 2.94%
Alexandria Real Estate Equities, Inc. REIT	1,762,564	282,010
American Tower Corp. REIT	2,250,133	543,925
Crown Castle International Corp. REIT[1]	4,073,169	678,183
Digital Realty Trust, Inc. REIT[1]	926,732	136,007
Equinix, Inc. REIT	260,759	198,211
Equity Residential REIT	968,674	49,722
Extra Space Storage Inc. REIT	913,750	97,762
Prologis, Inc. REIT	1,205,350	121,282
Public Storage REIT	1,618,185	360,402
SBA Communications Corp. REIT	1,384,849	441,047
		2,908,551
Total common stocks (cost: $59,753,767,000)		93,255,249
Preferred securities 0.30% Financials 0.30%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[3]	15,844,301	140,697
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[3]	17,870,721	159,050
		299,747
Total preferred securities (cost: $290,452,000)		299,747
Convertible stocks 0.21% Consumer discretionary 0.11%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	957,190	108,565
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	27,762	34,612
Utilities 0.07%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	461,024	24,969
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	403,467	39,721
		64,690
Total convertible stocks (cost: $192,060,000)		207,867
Convertible bonds & notes 0.14% Consumer discretionary 0.14%	Principal amount (000)
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[5]	$114,843	134,589
Total convertible bonds & notes (cost: $119,204,000)		134,589
The Investment Company of America — Page 5 of 9

unaudited
Bonds, notes & other debt instruments 0.13% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$70,138	$74,843
Corporate bonds, notes & loans 0.06% Consumer discretionary 0.06%
Royal Caribbean Cruises Ltd. 11.50% 2025[5]	48,800	56,748
Total bonds, notes & other debt instruments (cost: $117,491,000)		131,591
Short-term securities 4.98% Money market investments 4.98%	Shares
Capital Group Central Cash Fund 0.12%[4,6]	49,209,189	4,921,411
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.02%[6,7]	9,436,492	9,437
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[6,7]	3,000,000	3,000
Total short-term securities (cost: $4,933,067,000)		4,933,848
Total investment securities 99.91% (cost: $65,406,041,000)		98,962,891
Other assets less liabilities 0.09%		91,167
Net assets 100.00%		$99,054,058
Investments in affiliates4

	Value of affiliates at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2020 (000)	Dividend income (000)
Common stocks 0.78%
Energy 0.00%
Concho Resources Inc.[8]	$877,297	$—	$186,998	$(312,360)	$(89,339)	$—	$5,370
Noble Energy, Inc.[8]	601,536	—	92,006	(547,034)	37,504	—	2,906
						—
Consumer discretionary 0.00%
Hasbro, Inc.[8]	836,705	—	107,538	(37,867)	(163,385)	—	14,079
Consumer staples 0.78%
Lamb Weston Holdings, Inc.	703,028	303,471	97,614	37,174	(172,910)	773,149	6,361
Total common stocks						773,149
Short-term securities 4.97%
Money market investments 4.97%
Capital Group Central Cash Fund 0.12%[6]	5,198,794	11,976,043	12,251,822	303	(1,907)	4,921,411	35,017
Total 5.75%				$(859,784)	$(390,037)	$5,694,560	$63,733
The Investment Company of America — Page 6 of 9

unaudited
[1]	All or a portion of this security was on loan. The total value of all such securities was $12,185,000, which represented .01% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,960,830,000, which represented 8.04% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Security did not produce income during the last 12 months.
[4]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $191,337,000, which represented .19% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 9/30/2020.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Unaffiliated issuer at 9/30/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
The Investment Company of America — Page 7 of 9

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,040,003	$263,426	$—	$3,303,429
Materials	3,058,707	1,035,006	—	4,093,713
Industrials	7,469,265	240,341	—	7,709,606
Consumer discretionary	9,781,652	472,710	—	10,254,362
Consumer staples	5,885,033	1,998,182	—	7,883,215
Health care	13,173,271	2,428,413	—	15,601,684
Financials	4,768,263	294,361	—	5,062,624
Information technology	19,283,043	1,075,151	—	20,358,194
Communication services	13,161,029	63,392	—	13,224,421
Utilities	2,765,602	89,848	—	2,855,450
Real estate	2,908,551	—	—	2,908,551
Preferred securities	299,747	—	—	299,747
Convertible stocks	207,867	—	—	207,867
Convertible bonds & notes	—	134,589	—	134,589
Bonds, notes & other debt instruments	—	131,591	—	131,591
Short-term securities	4,933,848	—	—	4,933,848
Total	$90,735,881	$8,227,010	$—	$98,962,891
The Investment Company of America — Page 8 of 9

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-004-1120O-S78114	The Investment Company of America — Page 9 of 9